INVENTORY (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 479,305	$ 417,570	$ 110,000
Work in process	88,475	35,280	0
Finished goods	404,914	459,814	375,678
Inventory reserve	(30,000)	(120,000)	(20,000)
Total	$ 942,694	$ 792,664	$ 465,678